6 INTANGIBLE ASSETS: Schedule of Intangible Assets (Details)	12 Months Ended
Dec. 31, 2018 USD ($)
Intangible Assets other than Goodwill
Additions other than through business combinations, intangible assets other than goodwill	$ 1,531,995
Disposals, intangible assets other than goodwill	0
Other intangible assets	10,701,345
Opening Accumulated Amortization	4,047,505
Amortization during the period	1,952,641
Closing Amortization Balance	6,000,146
Intangible Assets, Net Book Value	4,701,199
Software platform
Additions other than through business combinations, intangible assets other than goodwill	1,006,995
Disposals, intangible assets other than goodwill	0
Other intangible assets	5,506,345
Opening Accumulated Amortization	1,606,831
Amortization during the period	1,018,645
Closing Amortization Balance	2,625,476
Intangible Assets, Net Book Value	2,880,869
Acquired intellectual property
Additions other than through business combinations, intangible assets other than goodwill	525,000
Disposals, intangible assets other than goodwill	0
Other intangible assets	3,020,000
Opening Accumulated Amortization	1,301,333
Amortization during the period	498,996
Closing Amortization Balance	1,800,329
Intangible Assets, Net Book Value	1,219,671
Acquired customer relationships
Additions other than through business combinations, intangible assets other than goodwill	0
Disposals, intangible assets other than goodwill	0
Other intangible assets	1,195,000
Opening Accumulated Amortization	633,008
Amortization during the period	239,004
Closing Amortization Balance	872,012
Intangible Assets, Net Book Value	322,988
Acquired music label contracts
Additions other than through business combinations, intangible assets other than goodwill	0
Disposals, intangible assets other than goodwill	0
Other intangible assets	980,000
Opening Accumulated Amortization	506,333
Amortization during the period	195,996
Closing Amortization Balance	702,329
Intangible Assets, Net Book Value	$ 277,671